CLIFFORD CHANCE US LLP 31 WEST 52ND STREET NEW YORK, NY 10019-6131 TEL +1 212 878 8000 FAX +1 212 878 8375 www.cliffordchance.com

VIA EDGAR
Direct Dial: +1 212878 8489
E-mail: leonard.mackey@cliffordchance.com
Filing Room
Securities and Exchange Commission	January 28, 2016
100 F Street, NW
Washington, DC 20549

The Select Sector SPDR Trust

Securities Act File No. 333-57791

Post-Effective Amendment No. 30

Investment Company Act File No. 811-08837

Amendment No. 33

Ladies and Gentlemen:

On behalf of The Select Sector SPDR® Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 30 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A, together with exhibits thereto.

This filing is made pursuant to Rule 485(b) under the 1933 Act for the purpose of: (i) updating the Trust’s financial statements and information; (ii) otherwise updating the Trust’s Registration Statement as required by Rule 8b-16 under the 1940 Act; and (iii) making other non-material revisions. In connection with the filing of Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Post-Effective Amendment No. 30 filed pursuant to Rule 485(b) under the Securities Act of 1933 does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b). No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Leonard B. Mackey, Jr. at (212) 878-8489.

Very truly yours,

/s/ Leonard B. Mackey, Jr.

Leonard B. Mackey, Jr.

80-20703012